VESSEL UNDER CAPITAL LEASE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2018 vessel	Dec. 31, 2018 tax_lease
Property, Plant and Equipment [Line Items]
Number of leased shipping vessels		1		1	1
Cost	$ 174,511	$ 168,840
Accumulated depreciation and amortization	59,800	62,895
Drydocking Costs
Property, Plant and Equipment [Line Items]
Cost	11,300	8,300
Accumulated depreciation and amortization	400	7,400
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,000	$ 5,500	$ 5,500